Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

Litigation – From time to time HydraFacial is involved in claims, legal actions and governmental proceedings that arise from its business operations. As of March 31, 2021 and December 31, 2020, HydraFacial was not party to any legal proceedings or threatened legal proceedings, the adverse outcome of which, individually or in the aggregate, it believes would have a material adverse effect on its business, financial condition or results of operations.

Note 12 – Commitments and Contingencies

Litigation – From time to time HydraFacial is involved in claims, legal actions and governmental proceedings that arise from its business operations. As of December 31, 2020, HydraFacial was not party to any legal proceedings or threatened legal proceedings, the adverse outcome of which, individually or in the aggregate, it believes would have a material adverse effect on its business, financial condition or results of operations.

Operating leases – HydraFacial leases its office, production, warehouse facilities and certain equipment under operating leases expiring through November 2024. The leases require HydraFacial to pay maintenance expenses, property taxes, and insurance and include annual rent increases based upon the contractual lease rates. Total rent expense was $3.7 million, $1.9 million and $1.3 million for the years ended December 31, 2020, 2019 and 2018, respectively. Rent expense incurred with related-parties for each of the three years in the period ended December 31, 2020, was $0.3 million, $0.5 million and $0.4 million, respectively. See Note 15.

Minimum payments under non-cancelable operating leases for future years ending December 31, are as follows:

	Related Party	Unrelated Party	Total
2021	$448	2,169	2,617
2022	189	2,243	2,432
2023	—	2,114	2,114
2024	—	2,048	2,048
2025	—	669	669

Total	$637	$9,243	$9,880

Software Licenses – HydraFacial has entered into software license agreements whereby it is contractually obligated to make periodic payments totaling $1.2 million for the year ended December 31, 2021, and $3.1 million thereafter through July 2025. These amounts are not included in the consolidated financial statements.